Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Operating Activities:
Net loss	$ (24,331)	$ (24,030)	$ (73,325)	$ 23,401
Adjustments to reconcile net income (loss) to net cash used in operating activities
Depreciation	1,000	268	2,065	736
Amortization of right-of-use assets	383	355	1,566
Amortization of debt discounts and issuance costs	1,798		2,577
Amortization of insurance premiums	1,218		1,338
Inventory reserves	(471)	1,064	5,661	1,004
Impairment of assets held for sale	1,039
Change in fair value of derivative instruments	97	435	(14,184)	(18,498)
Change in fair value of earn-out shares liability	52	(2,624)	(28,682)	(72,505)
Write off of subscription receivable				379
Realized loss on debt extinguishment				14,104
Net realized losses on marketable debt securities, available-for-sale	91	6	147	(1)
Stock-based compensation expense	2,012	1,391	5,222	1,658
Other non-cash items	(475)	732	1,368	364
Changes in operating assets and liabilities:
Accounts receivable	1,268	(3,495)	(4,942)	(2,973)
Inventories	1,064	(7,910)	(31,285)	(29,969)
Prepaid expenses and other current assets	(1,791)	1,914	6,413	(17,794)
Other assets	(222)		(1,093)	(506)
Accounts payable	635	(2,620)	(7,268)	9,009
Other liabilities	1,307	3,210	6,462	2,696
Net cash used in operating activities	(15,326)	(31,304)	(127,960)	(88,895)
Investing Activities:
Purchase of property and equipment	(253)	(2,998)	(14,113)	(4,915)
Purchases of marketable debt securities, available-for-sale				(152,651)
Proceeds from sales and maturities of marketable debt securities, available-for-sale	23,065	30,151	96,823	2,423
Net cash provided by investing activities	22,812	27,153	82,710	(155,143)
Financing Activities:
Proceeds from reverse merger, net				20,721
Proceeds from PIPE investment				196,000
Proceeds from issuance of shares of Legacy Xos Preferred Stock				31,757
Proceeds from subscription receivable – preferred				2,430
Proceeds from exercise of Legacy Xos Preferred Stock warrant				2,715
Proceeds from issuance of convertible debt			54,300
Debt issuance costs			(403)
Proceeds from short-term insurance financing note	2,187		3,627
Payment for short-term insurance financing note	(1,427)		(1,562)
Payments of convertible notes and prepayment premiums	(9,450)
Proceeds from equipment financing			6,312
Principal payment of equipment leases	(600)	(83)	(1,392)	(444)
Proceeds from stock option exercises			6	11
Taxes paid related to net share settlement of stock-based awards	(382)	(98)	(449)	(335)
Proceeds from issuance of Common Stock under Standby Equity Purchase Agreement			4,310
Net cash used in financing activities	(9,672)	(181)	64,749	252,855
Net decrease in cash, cash equivalents and restricted cash	(2,186)	(4,332)	19,499	8,817
Cash, cash equivalents and restricted cash, beginning of period	38,675	19,176	19,176	10,359
Cash, cash equivalents and restricted cash, end of period	36,489	14,844	38,675	19,176
Reconciliation of Cash, Cash Equivalents and Restricted Cash to Consolidated Balance Sheets:
Cash and cash equivalents	36,489	11,810	35,631	16,142
Restricted cash		3,034	3,044	3,034
Total cash, cash equivalents and restricted cash	36,489	14,844	38,675	19,176
Supplemental disclosure of cash flow information
Cash paid for interest	980
Purchase of property and equipment in accounts payable	2	97	42
Recognition of right-of-use assets:
Recognition of right-of-use asset and lease liabilities upon ASC 842 adoption on 1/1/2022		7,682	7,682
Right-of-use asset obtained in exchange for operating lease obligations		$ 437	437
Conversion of convertible debentures:
Conversion of interest payable on convertible debentures			122
Conversion of convertible debentures to Common Stock			2,000
Conversion of interest payable on convertible notes				2,453
Fair value adjustment of related party debt at conversion				3,763
Issuance of Legacy Xos Preferred Stock				34,918
Conversion of notes payable into Legacy Xos Preferred Stock				21,540
Non-cash activities relating to the SPAC merger:
Conversion of Legacy Xos Preferred Stock into Common Stock				79,708
Assumption of Public Warrants and Private Placement Warrants				17,891
Recognition of Earn-out Shares liability				101,744
Transaction costs relating to the reverse merger offset against additional paid-in capital				$ 55,424